Derivatives	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

Note 17: Derivatives
We use derivatives to manage exposure to market risk, including interest rate risk, credit risk and foreign currency risk, and to assist customers with their risk management objectives. We designate certain derivatives as hedging instruments in a qualifying hedge accounting relationship (fair value or cash flow hedge). Our remaining derivatives consist of economic hedges that do not qualify for hedge accounting and derivatives held for customer accommodation trading or other purposes.
Our asset/liability management approach to interest rate, foreign currency and certain other risks includes the use of derivatives. Such derivatives are typically designated as fair value or cash flow hedges, or economic hedges. We use derivatives to help minimize significant, unplanned fluctuations in earnings, fair values of assets and liabilities, and cash flows caused by interest rate, foreign currency and other market risk volatility. This approach involves modifying the repricing characteristics of certain assets and liabilities so that changes in interest rates, foreign currency and other exposures, which may cause the hedged assets and liabilities to gain or lose fair value, do not have a significantly adverse effect on the net interest margin, cash flows and earnings. In a fair value or economic hedge, the effect of change in fair value will generally be offset by the unrealized gain or loss on the derivatives linked to the hedged assets and liabilities. In a cash flow hedge, where we manage the variability of cash payments due to interest rate fluctuations by the effective use of derivatives linked to hedged assets and liabilities, the hedged asset or liability is not adjusted and the unrealized gain or loss on the derivative is recorded in other comprehensive income.
We also offer various derivatives, including interest rate, commodity, equity, credit and foreign exchange contracts, as an accommodation to our customers as part of our trading businesses. These derivative transactions, which involve our engaging in market-making activities or acting as an intermediary, are conducted in an effort to help customers manage their market risks. We usually offset our exposure from such derivatives by entering into other financial contracts, such as separate derivative or security transactions. These customer accommodations and any offsetting derivatives are treated as customer accommodation trading and other derivatives in our disclosures. Additionally, embedded derivatives that are required to be accounted for separately from their host contracts are included in the customer accommodation trading and other derivatives disclosures as applicable.
Table 17.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.
Table 17.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2018			December 31, 2017
	Notional or	Fair value		Notional or	Fair value
	contractual	Asset	Liability	contractual	Asset	Liability
(in millions)	amount	derivatives	derivatives	amount	derivatives	derivatives
Derivatives designated as hedging instruments
Interest rate contracts (1)	$177,511	2,237	636	209,677	2,492	1,092
Foreign exchange contracts (1)	34,176	573	1,376	34,135	1,482	1,137
Total derivatives designated as
qualifying hedging instruments		2,810	2,012		3,974	2,229
Derivatives not designated as hedging instruments
Economic hedges:
Interest rate contracts (2)	173,215	849	369	220,558	159	201
Equity contracts	13,920	1,362	79	12,315	716	138
Foreign exchange contracts	19,521	225	80	15,976	78	309
Credit contracts - protection purchased	100	27	—	111	37	—
Subtotal		2,463	528		990	648
Customer accommodation trading and
other derivatives:
Interest rate contracts	9,162,821	15,349	15,303	6,434,673	14,979	14,179
Commodity contracts	66,173	1,588	2,336	62,530	2,354	1,335
Equity contracts	217,890	6,183	5,931	213,750	6,291	8,363
Foreign exchange contracts	364,982	5,916	5,657	362,896	7,413	7,122
Credit contracts - protection sold	11,741	76	182	9,021	147	214
Credit contracts - protection purchased	20,880	175	98	17,406	207	208
Subtotal		29,287	29,507		31,391	31,421
Total derivatives not designated as hedging instruments		31,750	30,035		32,381	32,069
Total derivatives before netting		34,560	32,047		36,355	34,298
Netting (3)		(23,790)	(23,548)		(24,127)	(25,502)
Total		$10,770	8,499		12,228	8,796

(1)
Notional amounts presented at December 31, 2017, exclude $500 million of interest rate contracts for certain derivatives that are combined for designation as a hedge in a single relationship. No such hedging relationships existed at December 31, 2018. The notional amount for foreign exchange contracts at December 31, 2018 and 2017, excludes $11.2 billion and $13.5 billion, respectively for certain derivatives that are combined for designation as a hedge on a single relationship.

(2)	Includes economic hedge derivatives used to hedge the risk of changes in the fair value of residential MSRs, MLHFS, loans, derivative loan commitments and other interests held.

(3)
Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See the next table in this Note for further information.

Table 17.2 provides information on the gross fair values of derivative assets and liabilities, the balance sheet netting adjustments and the resulting net fair value amount recorded on our balance sheet, as well as the non-cash collateral associated with such arrangements. We execute substantially all of our derivative transactions under master netting arrangements and reflect all derivative balances and related cash collateral subject to enforceable master netting arrangements on a net basis within the balance sheet. The “Gross amounts recognized” column in the following table includes $30.9 billion and $28.4 billion of gross derivative assets and liabilities, respectively, at December 31, 2018, and $30.0 billion and $29.9 billion, respectively, at December 31, 2017, with counterparties subject to enforceable master netting arrangements that are carried on the balance sheet net of offsetting amounts. The remaining gross derivative assets and liabilities of $3.7 billion and $3.6 billion, respectively, at December 31, 2018, and $6.4 billion and $4.4 billion, respectively, at December 31, 2017, include those with counterparties subject to master netting arrangements for which we have not assessed the enforceability because they are with counterparties where we do not currently have positions to offset, those subject to master netting arrangements where we have not been able to confirm the enforceability and those not subject to master netting arrangements. As such, we do not net derivative balances or collateral within the balance sheet for these counterparties.
We determine the balance sheet netting adjustments based on the terms specified within each master netting arrangement. We disclose the balance sheet netting amounts within the column titled “Gross amounts offset in consolidated balance sheet.” Balance sheet netting adjustments are determined at the counterparty level for which there may be multiple contract types. For disclosure purposes, we allocate these netting adjustments to the contract type for each counterparty proportionally based upon the “Gross amounts recognized” by counterparty. As a result, the net amounts disclosed by contract type may not represent the actual exposure upon settlement of the contracts.
We do not net non-cash collateral that we receive and pledge on the balance sheet. For disclosure purposes, we present the fair value of this non-cash collateral in the column titled “Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)” within the table. We determine and allocate the Disclosure-only netting amounts in the same manner as balance sheet netting amounts.
The “Net amounts” column within Table 17.2 represents the aggregate of our net exposure to each counterparty after considering the balance sheet and Disclosure-only netting adjustments. We manage derivative exposure by monitoring the credit risk associated with each counterparty using counterparty specific credit risk limits, using master netting arrangements and obtaining collateral. Derivative contracts executed in over-the-counter markets include bilateral contractual arrangements that are not cleared through a central clearing organization but are typically subject to master netting arrangements. The percentage of our bilateral derivative transactions outstanding at period end in such markets, based on gross fair value, is provided within the following table. Other derivative contracts executed in over-the-counter or exchange-traded markets are settled through a central clearing organization and are excluded from this percentage. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 15 (Guarantees, Pledged Assets and Collateral, and Other Commitments).

Table 17.2: Gross Fair Values of Derivative Assets and Liabilities

(in millions)	Gross amounts recognized	Gross amounts offset in consolidated balance sheet (1)	Net amounts in consolidated balance sheet	Gross amounts not offset in consolidated balance sheet (Disclosure-only netting) (2)	Net amounts	Percent exchanged in over-the-counter market (3)
December 31, 2018
Derivative assets
Interest rate contracts	$18,435	(12,029)	6,406	(80)	6,326	90%
Commodity contracts	1,588	(849)	739	(4)	735	57
Equity contracts	7,545	(5,318)	2,227	(755)	1,472	78
Foreign exchange contracts	6,714	(5,355)	1,359	(35)	1,324	100
Credit contracts-protection sold	76	(73)	3	—	3	12
Credit contracts-protection purchased	202	(166)	36	(1)	35	78
Total derivative assets	$34,560	(23,790)	10,770	(875)	9,895
Derivative liabilities
Interest rate contracts	$16,308	(13,152)	3,156	(567)	2,589	92%
Commodity contracts	2,336	(727)	1,609	(8)	1,601	85
Equity contracts	6,010	(3,877)	2,133	(110)	2,023	75
Foreign exchange contracts	7,113	(5,522)	1,591	(188)	1,403	100
Credit contracts-protection sold	182	(180)	2	(2)	—	67
Credit contracts-protection purchased	98	(90)	8	—	8	11
Total derivative liabilities	$32,047	(23,548)	8,499	(875)	7,624
December 31, 2017
Derivative assets
Interest rate contracts	$17,630	(11,929)	5,701	(145)	5,556	99%
Commodity contracts	2,354	(966)	1,388	(4)	1,384	88
Equity contracts	7,007	(4,233)	2,774	(596)	2,178	76
Foreign exchange contracts	8,973	(6,656)	2,317	(25)	2,292	100
Credit contracts-protection sold	147	(145)	2	—	2	10
Credit contracts-protection purchased	244	(198)	46	(3)	43	89
Total derivative assets	$36,355	(24,127)	12,228	(773)	11,455
Derivative liabilities
Interest rate contracts	$15,472	(13,226)	2,246	(1,078)	1,168	99%
Commodity contracts	1,335	(648)	687	(1)	686	76
Equity contracts	8,501	(4,041)	4,460	(400)	4,060	85
Foreign exchange contracts	8,568	(7,189)	1,379	(204)	1,175	100
Credit contracts-protection sold	214	(204)	10	(9)	1	85
Credit contracts-protection purchased	208	(194)	14	—	14	9
Total derivative liabilities	$34,298	(25,502)	8,796	(1,692)	7,104

(1)
Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in the consolidated balance sheet, including related cash collateral and portfolio level counterparty valuation adjustments. Counterparty valuation adjustments were $353 million and $245 million related to derivative assets and $152 million and $95 million related to derivative liabilities as of December 31, 2018 and 2017, respectively. Cash collateral totaled $3.7 billion and $3.6 billion, netted against derivative assets and liabilities, respectively, at December 31, 2018, and $2.7 billion and $4.2 billion, respectively, at December 31, 2017.

(2)
Represents the fair value of non-cash collateral pledged and received against derivative assets and liabilities with the same counterparty that are subject to enforceable master netting arrangements. U.S. GAAP does not permit netting of such non-cash collateral balances in the consolidated balance sheet but requires disclosure of these amounts.

(3)
Represents derivatives executed in over-the-counter markets not settled through a central clearing organization. Over-the-counter percentages are calculated based on Gross amounts recognized as of the respective balance sheet date. The remaining percentage represents derivatives settled through a central clearing organization, which are executed in either over-the-counter or exchange-traded markets.

Fair Value and Cash Flow Hedges
For fair value hedges, we use interest rate swaps to convert certain of our fixed-rate long-term debt and time certificates of deposit to floating rates to hedge our exposure to interest rate risk. We also enter into cross-currency swaps, cross-currency interest rate swaps and forward contracts to hedge our exposure to foreign currency risk and interest rate risk associated with the issuance of non-U.S. dollar denominated long-term debt. In addition, we use interest rate swaps, cross-currency swaps, cross-currency interest rate swaps and forward contracts to hedge against changes in fair value of certain investments in available-for-sale debt securities due to changes in interest rates, foreign currency rates, or both. We also use interest rate swaps to hedge against changes in fair value for certain mortgage loans held for sale.
For cash flow hedges, we use interest rate swaps to hedge the variability in interest payments received on certain floating-rate commercial loans and paid on certain floating-rate debt due to changes in the contractually specified interest rate.
We estimate $293 million pre-tax of deferred net losses primarily related to cash flow hedges in OCI at December 31, 2018, will be reclassified into net interest income during the next twelve months. The deferred losses expected to be reclassified into net interest income are primarily related to discontinued hedges of floating rate loans. We are hedging our foreign exposure to the variability of future cash flows for all forecasted transactions for a maximum of 8 years.
Table 17.3 shows the net gains (losses) related to derivatives in fair value and cash flow hedging relationships.

Table 17.3: Gains (Losses) Recognized in Consolidated Statement of Income on Fair Value and Cash Flow Hedging Relationships (1)

	Net interest income					Noninterest Income
(in millions)	Debt securities	Loans	Mortgage loans held for sale	Deposits	Long-term debt	Other	Total
Year ended December 31, 2018
Total amounts presented in the consolidated statement of income	$14,406	43,974	777	(5,622)	(6,703)	2,473	49,305

Gains (losses) on fair value hedging relationships
Interest rate contracts
Amounts related to interest settlements on derivatives (2)	(187)	—	(3)	(41)	292	—	61
Recognized on derivatives	845	1	15	27	(1,923)	—	(1,035)
Recognized on hedged items	(877)	(1)	(22)	(33)	1,843	—	910
Foreign exchange contracts
Amounts related to interest settlements on derivatives (2)(3)	33	—	—	—	(434)	—	(401)
Recognized on derivatives (4)	7	—	—	—	135	(1,204)	(1,062)
Recognized on hedged items	(1)	—	—	—	(82)	1,114	1,031
Net income (expense) recognized on fair value hedges	(180)	—	(10)	(47)	(169)	(90)	(496)

Gains (losses) on cash flow hedging relationships
Interest contracts
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income (5)	—	(292)	—	—	1	—	(291)
Foreign exchange contracts
Realized gains (losses) (pre-tax) reclassified from cumulative OCI into net income (5)	—	—	—	—	(3)	—	(3)
Net income (expense) recognized on cash flow hedges	$—	(292)	—	—	(2)	—	(294)

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	Net interest income					Noninterest Income
(in millions)	Debt securities	Loans	Mortgage loans held for sale	Deposits	Long-term debt	Other	Total
Year ended December 31, 2017
Total amounts presented in the consolidated statement of income	$12,946	41,388	786	(3,013)	(5,157)	1,603	48,553

Gains (losses) on fair value hedging relationships
Interest rate contracts
Amounts related to interest settlements on derivatives (2)	(469)	(1)	(5)	36	1,286	—	847
Recognized on derivatives	(43)	1	(5)	(20)	(912)	—	(979)
Recognized on hedged items	(52)	(1)	(4)	36	938	—	917
Foreign exchange contracts
Amounts related to interest settlements on derivatives (2)(3)	14	—	—	—	(210)	—	(196)
Recognized on derivatives (4)	13	—	—	—	(230)	3,118	2,901
Recognized on hedged items	(10)	—	—	—	255	(2,855)	(2,610)
Net income (expense) recognized on fair value hedges	(547)	(1)	(14)	52	1,127	263	880

Gains (losses) on cash flow hedging relationships
Interest contracts
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income (5)	—	551	—	—	(8)	—	543
Foreign exchange contracts
Realized gains (losses) (pre-tax) reclassified from cumulative OCI into net income (5)	—	—	—	—	—	—	—
Net income (expense) recognized on cash flow hedges	$—	551	—	—	(8)	—	543
Year ended December 31, 2016
Total amounts presented in the consolidated statement of income	$11,244	39,505	784	(1,395)	(3,830)	1,289	47,597

Gains (losses) on fair value hedging relationships
Interest rate contracts
Amounts related to interest settlements on derivatives (2)	(582)	—	(6)	62	1,830	—	1,304
Recognized on derivatives	—	—	—	—	—	(2,175)	(2,175)
Recognized on hedged items	—	—	—	—	—	2,157	2,157
Foreign exchange contracts
Amounts related to interest settlements on derivatives (2)(3)	9	—	—	—	31	—	40
Recognized on derivatives	—	—	—	—	—	(274)	(274)
Recognized on hedged items	—	—	—	—	—	286	286
Net income (expense) recognized on fair value hedges	(573)	—	(6)	62	1,861	(6)	1,338

Gains (losses) on cash flow hedging relationships
Interest contracts
Realized gains (losses) (pre tax) reclassified from cumulative OCI into net income (5)	—	1,043	—	—	(14)	—	1,029
Gains (losses) (before tax) recognized in income for hedge ineffectiveness	—	—	—	—	—	(1)	(1)
Foreign exchange contracts
Realized gains (losses) (pre-tax) reclassified from cumulative OCI into net income (5)	—	—	—	—	—	—	—
Net income (expense) recognized on cash flow hedges	$—	1,043	—	—	(14)	(1)	1,028

(1)	Year ended December 31, 2016, gain or loss amounts and presentation location were not conformed to new hedge accounting guidance that we adopted in 2017.

(2)	Includes changes in fair value due to the passage of time associated with the non-zero fair value amount at hedge inception.

(3)
Includes $(2) million, $(3) million and $(13) million for years ended December 31, 2018, 2017, and 2016, respectively, of the time value component recognized as net interest income (expense) on forward derivatives hedging foreign currency available-for-sale securities and long-term debt that were excluded from the assessment of hedge effectiveness.

(4)
For certain fair value hedges of foreign currency risk, changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income. See Note 25 (Other Comprehensive Income) for the amounts recognized in other comprehensive income.

(5)	See Note 25 (Other Comprehensive Income) for details of amounts reclassified to net income.
Table 17.4 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.

Table 17.4: Hedged Items in Fair Value Hedging Relationship

	Hedged Items Currently Designated		Hedged Items No Longer Designated (1)
(in millions)	Carrying Amount of Assets/(Liabilities) (2)(4)	Hedge Accounting Basis Adjustment Assets/(Liabilities) (3)	Carrying Amount of Assets/(Liabilities) (4)	Hedge Accounting Basis Adjustment Assets/(Liabilities)
December 31, 2018
Available-for-sale debt securities (5)	$37,857	(157)	4,938	238
Loans	—	—	—	—
Mortgage loans held for sale	448	7	—	—
Deposits	(56,535)	115	—	—
Long-term debt	(104,341)	(742)	(25,539)	366
December 31, 2017
Available-for-sale debt securities (5)	$32,498	870	5,221	343
Loans	140	(1)	—	—
Mortgage loans held for sale	465	(1)	—	—
Deposits	(23,679)	158	—	—
Long-term debt	(128,950)	(2,154)	(1,953)	16

(1)	Represents hedged items no longer designated in qualifying fair value hedging relationships for which an associated basis adjustment exists at the balance sheet date.

(2)
Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded for debt securities is $1.6 billion and for long-term debt is $(6.3) billion as of December 31, 2018, and $1.5 billion for debt securities and for long-term debt is $(7.7) billion as of December 31, 2017.

(3)
The balance includes $1.4 billion and $66 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2018, respectively, and $2.1 billion and $297 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2017, respectively, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.

(4)
Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.

(5)	Carrying amount represents the amortized cost.
Derivatives Not Designated as Hedging Instruments
We use economic hedge derivatives to hedge the risk of changes in the fair value of certain residential MLHFS, residential MSRs measured at fair value, derivative loan commitments and other interests held. We also use economic hedge derivatives to mitigate the periodic earnings volatility caused by mismatches between the changes in fair value of the hedged item and hedging instrument recognized on our fair value accounting hedges. The resulting gain or loss on these economic hedge derivatives is reflected in mortgage banking noninterest income, net gains (losses) from equity securities and other noninterest income.
The derivatives used to hedge MSRs measured at fair value, which include swaps, swaptions, constant maturity mortgages, forwards, Eurodollar and Treasury futures and options contracts, resulted in net derivative gains (losses) of $(1.1) billion, $413 million, and $261 million in 2018, 2017, and 2016, respectively, which are included in mortgage banking noninterest income. The aggregate fair value of these derivatives was a net asset of $757 million at December 31, 2018, and a net asset of $89 million at December 31, 2017. The change in fair value of these derivatives for each period end is due to changes in the underlying market indices and interest rates as well as the purchase and sale of derivative financial instruments throughout the period as part of our dynamic MSR risk management process.
Loan commitments for mortgage loans that we intend to sell are considered derivatives. Our interest rate exposure on these derivative loan commitments, as well as residential MLHFS, is hedged with economic hedge derivatives such as swaps, forwards and options, Eurodollar futures and options, and Treasury futures, forwards and options contracts. The derivative loan commitments, economic hedge derivatives and residential MLHFS are carried at fair value with changes in fair value included in mortgage banking noninterest income. For the fair value measurement of derivative loan commitments we include, at inception and during the life of the loan commitment, the expected net future cash flows related to the associated servicing of the loan. Fair value changes subsequent to inception are based on changes in fair value of the underlying loan resulting from the exercise of the commitment and changes in the probability that the loan will not fund within the terms of the commitment (referred to as a fall-out factor). The value of the underlying loan is affected by changes in interest rates and the passage of time. However, changes in investor demand can also cause changes in the value of the underlying loan value that cannot be hedged. The aggregate fair value of derivative loan commitments on the balance sheet was a net positive fair value of $60 million and $17 million at December 31, 2018 and 2017, respectively, and is included in the caption “Interest rate contracts” under “Customer accommodation trading and other derivatives” in Table 17.1.
We also enter into various derivatives as an accommodation to our customers as part of our trading businesses. These derivatives are not linked to specific assets and liabilities on the balance sheet or to forecasted transactions in an accounting hedge relationship and, therefore, do not qualify for hedge accounting. We also enter into derivatives for risk management that do not otherwise qualify for hedge accounting. They are carried at fair value with changes in fair value recorded in noninterest income.
Customer accommodation trading and other derivatives also include embedded derivatives that are required to be accounted for separately from their host contract. We periodically issue hybrid long-term notes and CDs where the performance of the hybrid instrument notes is linked to an equity, commodity or currency index, or basket of such indices. These notes contain explicit terms that affect some or all of the cash flows or the value of the note in a manner similar to a derivative instrument and therefore are considered to contain an “embedded” derivative instrument. The indices on which the performance of the hybrid instrument is calculated are not clearly and closely related to the host debt instrument. The “embedded” derivative is separated from the host contract and accounted for as a derivative. Additionally, we may invest in hybrid instruments that contain embedded derivatives, such as credit derivatives, that are not clearly and closely related to the host contract. In such instances, we either elect fair value option for the hybrid instrument or separate the embedded derivative from the host contract and account for the host contract and derivative separately.
Table 17.5 shows the net gains (losses), recognized by income statement lines, related to derivatives not designated as hedging instruments.

Table 17.5: Gains (Losses) on Derivatives Not Designated as Hedging Instruments

	Noninterest income
(in millions)	Mortgage banking	Net gains (losses) from equity securities	Net gains (losses) from trading activities	Other	Total
Year ended December 31, 2018
Net gains (losses) recognized on economic hedges derivatives:
Interest rate contracts (1)	$(215)	—	—	(15)	(230)
Equity contracts	—	(408)	—	4	(404)
Foreign exchange contracts	—	—	—	669	669
Credit contracts	—	—	—	—	—
Subtotal (2)	(215)	(408)	—	658	35
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest rate contracts (3)	(352)	—	446	—	94
Equity contracts	—	—	4,499	(403)	4,096
Foreign exchange contracts	—	—	638	—	638
Credit contracts	—	—	1	—	1
Commodity contracts	—	—	83	—	83
Other	—	—	—	—	—
Subtotal	(352)	—	5,667	(403)	4,912
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$(567)	(408)	5,667	255	4,947

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	Noninterest income
(in millions)	Mortgage banking	Net gains (losses) from equity securities	Net gains (losses) from trading activities	Other	Total
Year ended December 31, 2017
Net gains (losses) recognized on economic hedges derivatives:
Interest rate contracts (1)	$448	—	—	(75)	373
Equity contracts	—	(1,483)	—	17	(1,466)
Foreign exchange contracts	—	—	—	(866)	(866)
Credit contracts	—	—	—	5	5
Subtotal (2)	448	(1,483)	—	(919)	(1,954)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest rate contracts (3)	614	—	160	—	774
Equity contracts	—	—	(3,932)	1	(3,931)
Foreign exchange contracts	—	—	638	—	638
Credit contracts	—	—	(81)	—	(81)
Commodity contracts	—	—	178	—	178
Other	—	—	—	—	—
Subtotal	614	—	(3,037)	1	(2,422)
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$1,062	(1,483)	(3,037)	(918)	(4,376)
Year ended December 31, 2016
Net gains (losses) recognized on economic hedges derivatives:
Interest rate contracts (1)	$1,029	—	—	(51)	978
Equity contracts	—	125	—	(11)	114
Foreign exchange contracts	—	—	—	954	954
Credit contracts	—	—	—	21	21
Subtotal (2)	1,029	125	—	913	2,067
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts (3)	818	—	255	—	1,073
Equity contracts	—	—	(1,643)	—	(1,643)
Foreign exchange contracts	—	—	1,077	—	1,077
Credit contracts	—	—	(105)	—	(105)
Commodity contracts	—	—	216	—	216
Other	—	—	11	—	11
Subtotal	818	—	(189)	—	629
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$1,847	125	(189)	913	2,696

(1)	Includes gains (losses) on the derivatives used as economic hedges of MSRs measured at fair value, derivative loan commitments and mortgages held for sale.

(2)
Includes hedging gains (losses) of $9 million, $(71) million, and $(8) million for the years ended December 31, 2018, 2017, and 2016, respectively, which partially offset hedge accounting ineffectiveness.

(3)	Amounts presented in mortgage banking noninterest income are gains (losses) on derivative loan commitments.

Credit Derivatives
Credit derivative contracts are arrangements whose value is derived from the transfer of credit risk of a reference asset or entity from one party (the purchaser of credit protection) to another party (the seller of credit protection). We use credit derivatives to assist customers with their risk management objectives. We may also use credit derivatives in structured product transactions or liquidity agreements written to special purpose vehicles. The maximum exposure of sold credit derivatives is managed through posted collateral, purchased credit derivatives and similar products in order to achieve our desired credit risk profile. This credit risk management provides an ability to recover a significant portion of any amounts that would be paid under the sold credit derivatives. We would be required to perform under the sold credit derivatives in the event of default by the referenced obligors. Events of default include events such as bankruptcy, capital restructuring or lack of principal and/or interest payment. In certain cases, other triggers may exist, such as the credit downgrade of the referenced obligors or the inability of the special purpose vehicle for which we have provided liquidity to obtain funding.
Table 17.6 provides details of sold and purchased credit derivatives.
Table 17.6: Sold and Purchased Credit Derivatives

		Notional amount
(in millions)	Fair value liability	Protection sold (A)	Protection sold - non-investment grade	Protection purchased with identical underlyings (B)	Net protection sold (A)-(B)	Other protection purchased	Range of maturities
December 31, 2018
Credit default swaps on:
Corporate bonds	$59	2,037	441	1,374	663	1,460	2019 - 2027
Structured products	62	133	128	121	12	113	2022 - 2047
Credit protection on:
Default swap index	1	3,618	582	1,998	1,620	2,896	2019 - 2028
Commercial mortgage-backed securities index	49	389	109	363	26	51	2047 - 2058
Asset-backed securities index	9	42	42	42	—	1	2045 - 2046
Other	2	5,522	5,327	—	5,522	12,561	2018 - 2048
Total credit derivatives	$182	11,741	6,629	3,898	7,843	17,082
December 31, 2017
Credit default swaps on:
Corporate bonds	$35	2,007	510	1,575	432	946	2018 - 2027
Structured products	86	267	252	232	35	153	2022 - 2047
Credit protection on:
Default swap index	—	2,626	540	308	2,318	3,932	2018 - 2027
Commercial mortgage-backed securities index	83	423	—	401	22	87	2047 - 2058
Asset-backed securities index	9	42	—	42	—	1	2045 - 2046
Other	1	3,656	3,306	—	3,656	9,840	2018 - 2031
Total credit derivatives	$214	9,021	4,608	2,558	6,463	14,959

Protection sold represents the estimated maximum exposure to loss that would be incurred under an assumed hypothetical circumstance, where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. We believe this hypothetical circumstance to be an extremely remote possibility and accordingly, this required disclosure is not an indication of expected loss. The amounts under non-investment grade represent the notional amounts of those credit derivatives on which we have a higher risk of being required to perform under the terms of the credit derivative and are a function of the underlying assets.
We consider the risk of performance to be high if the underlying assets under the credit derivative have an external rating that is below investment grade or an internal credit default grade that is equivalent thereto. We believe the net protection sold, which is representative of the net notional amount of protection sold and purchased with identical underlyings, in combination with other protection purchased, is more representative of our exposure to loss than either non-investment grade or protection sold. Other protection purchased represents additional protection, which may offset the exposure to loss for protection sold, that was not purchased with an identical underlying of the protection sold.

Credit-Risk Contingent Features
Certain of our derivative contracts contain provisions whereby if the credit rating of our debt were to be downgraded by certain major credit rating agencies, the counterparty could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features that are in a net liability position was $7.4 billion at December 31, 2018, and $8.3 billion at December 31, 2017, respectively, for which we posted $5.6 billion and $7.1 billion, respectively, in collateral in the normal course of business. If the credit rating of our debt had been downgraded below investment grade, which is the credit-risk-related contingent feature that if triggered requires the maximum amount of collateral to be posted, on December 31, 2018, or December 31, 2017, we would have been required to post additional collateral of $1.8 billion or $1.2 billion, respectively, or potentially settle the contract in an amount equal to its fair value. Some contracts require that we provide more collateral than the fair value of derivatives that are in a net liability position if a downgrade occurs.

Counterparty Credit Risk
By using derivatives, we are exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, our counterparty credit risk is equal to the amount reported as a derivative asset on our balance sheet. The amounts reported as a derivative asset are derivative contracts in a gain position, and to the extent subject to legally enforceable master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. We minimize counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate. To the extent the master netting arrangements and other criteria meet the applicable requirements, including determining the legal enforceability of the arrangement, it is our policy to present derivative balances and related cash collateral amounts net on the balance sheet. We incorporate credit valuation adjustments (CVA) to reflect counterparty credit risk in determining the fair value of our derivatives. Such adjustments, which consider the effects of enforceable master netting agreements and collateral arrangements, reflect market-based views of the credit quality of each counterparty. Our CVA calculation is determined based on observed credit spreads in the credit default swap market and indices indicative of the credit quality of the counterparties to our derivatives.